Note 26 - Cash Flow Disclosures (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about cash flow disclosures [text block]
		Year ended December 31,
(i)	Changes in working capital	2018	2017	2016
	Inventories	(176,443)	(804,415)	244,720
	Receivables and prepayments and Current tax assets	30,144	(4,564)	53,639
	Trade receivables	(517,579)	(259,375)	146,824
	Other liabilities	(22,984)	4,226	(79,046)
	Customer advances	5,976	17,039	(95,112)
	Trade payables	(57,066)	193,905	59,939
		(737,952)	(853,184)	330,964
(ii)	Income tax accruals less payments
	Tax accrued	229,207	(17,136)	41,441
	Taxes paid	(170,713)	(176,853)	(169,520)
		58,494	(193,989)	(128,079)
(iii)	Interest accruals less payments, net
	Interest accrued	(2,914)	(20,534)	(43,872)
	Interest received	40,613	50,001	60,163
	Interest paid	(31,548)	(17,917)	(18,858)
		6,151	11,550	(2,567)
(iv)	Cash and cash equivalents
	Cash at banks, liquidity funds and short - term investments	428,361	330,221	399,900
	Bank overdrafts	(1,644)	(131)	(1,320)
		426,717	330,090	398,580